Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies (Textual) [Abstract]
Total rent expense related to operating lease	$ 18.3	$ 15.1	$ 12.0
Future minimum lease payments under non cancelable lease in 2012	20.7
Future minimum lease payments under non cancelable lease in 2013	17.0
Future minimum lease payments under non cancelable lease in 2014	14.3
Future minimum lease payments under non cancelable lease in 2015	10.8
Future minimum lease payments under non cancelable lease in 2016	9.1
Future minimum lease payments under non cancelable lease in thereafter	$ 30.7